CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Cash flows from operating activities
Net income	$ 194,662,507	$ 112,489,844	$ 102,756,200
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	50,907,175	28,934,491	18,156,263
Amortization of intangible assets	8,306,923	4,627,306	1,026,761
(Gain) / loss on disposal of property and equipment	47,809	29,751	(313)
Share-based compensation	47,149,738	36,115,200	25,847,497
Impairment loss on operating assets	343,605	0	315,914
Impairment loss on long-term investments	2,212,836	8,074,891	7,503,944
Impairment loss on intangible assets	357,762	0	0
Loss from equity method investments	7,677,594	8,025,431	663,256
(Gain) /loss from fair value change of investments	(936,722)	1,246,800	(1,265,852)
Gain from remeasuring fair value of previously held equity interests upon business acquisitions	0	(25,225,611)	(971,681)
Gain from sales of long-term investments	(9,025,511)	0	(211,818)
Gain from transfer of a nonfinancial asset	0	0	(1,907,669)
Gain from disposal of components	0	0	(50,377,126)
Changes in operating assets and liabilities
Inventory	(2,498,325)	(2,222,598)	207,006
Amounts due from related parties	368,717	(2,286,879)	(732,545)
Prepaid expenses and other current assets	(47,295,368)	(11,891,279)	1,297,204
Income tax receivable	(12,848,309)	(2,244,898)	3,222,529
Deferred income taxes	5,180,859	(3,343,957)	(787,579)
Rental deposits	(14,673,311)	(14,108,268)	(4,851,215)
Other non-current assets	(194,500)	(543,896)	(1,147,644)
Accounts payable	30,978,516	5,357,312	3,778,512
Deferred revenue	323,050,518	193,224,392	66,443,577
Amounts due to related parties	3,133,496	(4,085,111)	4,255,819
Accrued expenses and other current liabilities	105,231,877	43,769,166	12,883,180
Income tax payable	(6,845,341)	3,078,841	11,050,640
Net cash provided by operating activities	685,292,545	379,020,928	197,154,860
Cash flows from investing activities
Restricted cash	(7,784,265)	(3,427,627)	(586,174)
Purchase of term deposits	0	(10,184,078)	(87,632,201)
Proceeds from maturity of term deposits	0	27,476,714	90,652,423
Loan to third parties	(5,530,973)	(99,126,091)	(8,528,718)
Repayment of loan to third parties	74,901,763	0	457,841
Prepayment for investments	(43,571,533)	(58,835,367)	0
Loan to related parties	(2,641,354)	(147,091)	(3,815,338)
Repayment of loan to related parties	2,759,483	2,184,519	1,068,295
Loan to employees	(5,917,634)	(10,612,126)	(6,470,813)
Repayment of loan to employees	5,761,909	1,987,912	0
Purchase of property and equipment	(126,344,339)	(71,111,758)	(35,087,893)
Purchase of short-term investments	(1,197,155,466)	(313,950,848)	(27,470,431)
Proceeds from maturity of short-term investments	657,532,189	109,461,880	765,611
Proceeds from disposal of property and equipment	927,862	559,730	390,925
Business acquisitions, net of cash acquired	(14,008,541)	(27,200,305)	(21,825,767)
Purchase of intangible assets	(2,078,516)	0	0
Payments for long-term investments	(196,558,758)	(65,340,812)	(118,590,246)
Proceeds from disposal of long-term investments	19,352,181	0	1,320,499
Net cash used in investing activities	(840,355,992)	(518,265,348)	(215,351,987)
Cash flows from financing activities
Net proceeds from long-term debt	0	238,000,000	0
Repayment of long-term debt	0	(25,000,000)	0
Payments for purchasing noncontrolling interests	(18,833,186)	(16,376,965)	0
Cash dividend to shareholders (Note 25)	(41,165,834)	0	0
Capital injection from noncontrolling interests shareholders	20,000	0	0
Proceeds from private placement	500,000,012	0	0
Proceeds from exercise of share options	2,126,917	1,673,801	645,989
Cash paid for employee taxes on withheld shares from share-based awards	(13,997,413)	(19,463,487)	(9,436,440)
Net cash (used in) / provided by financing activities	428,150,496	178,833,349	(8,790,451)
Effect of exchange rate changes	(31,784,962)	(3,413,961)	(9,127,816)
Net (decrease) / increase in cash and cash equivalents	241,302,087	36,174,968	(36,115,394)
Cash and cash equivalents at the beginning of year	470,217,004	434,042,036	470,157,430
Cash and cash equivalents at the end of year	711,519,091	470,217,004	434,042,036
Supplemental disclosure of cash flow information:
Interest paid	13,805,218	7,329,234	5,750,000
Income tax paid	71,021,354	36,648,303	21,028,165
Non-cash investing and financing activities:
Payable for purchase of property and equipment	9,922,803	8,328,008	3,478,617
Payable for purchase of intangible assets	3,449,975	0	0
Payable for investments and acquisitions	14,276,345	7,497,584	3,022,079
Conversion of convertible bond to Class A common shares	214,421,903	4,500,920	0
Class A Common shares issued for business acquisitions	0	17,023,221	8,869,959
Class A Common shares issued for purchase of noncontrolling interests	$ 10,887,399	$ 0	$ 0